Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Significant accounting policies
Revenue recognition

Revenue recognition

Revenue from certain arrangements is recognized as the Company satisfies a single performance obligation. The Company recognizes upfront payments and milestone payments, allocated to a combined performance obligation over the estimated service period based on a pattern that reflects the transfer of the services. The revenue recognized would reflect the level of service during each period. In this case, the Company would use an input model that considers estimates of the percentage of total research and development service costs that are completed each period compared to the total estimated services costs (percentage of completion method). Research and development service fees are recognized as revenue when costs are incurred and agreed by the parties as the Company is acting as a principal in the scope of its stake in the research and development activities of its ongoing license and collaboration agreements.

Research and development cost accruals

Research and development cost accruals

Research and development costs are charged to expense as incurred and are typically made up of payroll costs, clinical and preclinical activities, drug development and manufacturing costs, including costs for clinical research organizations and investigative sites. Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as information provided by vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid expenses.

Going concern

Going concern

The Company has incurred net losses since its inception and for the six months ended June 30, 2019, its unaudited condensed consolidated interim statement of profit and loss and other comprehensive income reflects a net loss, and its unaudited condensed consolidated interim statement of financial position includes a loss carried forward. On July 31, 2019, the Board reviewed and approved the unaudited condensed consolidated interim financial statements and accounting standards. Taking into account the cash and cash equivalents and current financial asset position of €944.3 million on June 30, 2019, the Board is of the opinion that the Company can submit its unaudited condensed consolidated financial statements on a going concern basis.

Whilst the current cash position is sufficient for the Company’s immediate and mid‑term needs, the Board pointed out that if the research and development activities continue to deliver added value, the Company may seek additional funding to support the continuing development of its portfolio of products or to be able to execute other business opportunities.

Measurement of share based payments

Measurement of share‑based payments

In accordance with IFRS 2—Share‑based Payment, the fair value of the options at grant date is recognized as an expense in the statement of profit and loss and other comprehensive income over the vesting period. Subsequently, the fair value recognized in equity is not re‑measured.

The fair value of each stock option granted during the year is calculated using the Black‑Scholes pricing model. This pricing model requires the input of subjective assumptions, which are detailed in note 10.

Recognition of deferred tax assets

Recognition of deferred tax assets

Deferred tax assets are recognized only if management assesses that these tax assets can be offset against positive taxable income within a foreseeable future.

This judgment is made by management on an ongoing basis and is based on budgets and business plans for the coming years, including planned commercial initiatives. These budgets and business plans are reviewed and approved by the Board.

Since inception, the Company has reported losses, and consequently, the Company has unused tax losses. The deferred tax assets are currently not deemed to meet the criteria for recognition as management is not able to provide any convincing positive evidence that deferred tax assets should be recognized. Therefore, management has concluded that deferred tax assets should not be recognized as of June 30, 2019.